Supplementary Information to Balance Sheets	12 Months Ended
Mar. 31, 2011
Supplementary Information to Balance Sheets [Abstract]
Supplementary Information to Balance Sheets
23. Supplementary Information to Balance Sheets
At March 31, 2011 and 2010, deferred income taxes and other current assets were comprised of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Prepaid expenses	¥4,318	¥3,804	$52,024
Short-term loans receivable:
Affiliated companies	723	2,222	8,711
Other	1,427	914	17,193

Total	¥2,150	¥3,136	$25,904

Deferred income taxes	55,953	43,390	674,132
Other	90,360	62,121	1,088,675

Total	¥152,781	¥112,451	$1,840,735

At March 31, 2011 and 2010, deferred income taxes and other current liabilities were comprised of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Accrued expenses	¥80,195	¥82,449	$966,205
Deferred income taxes	380	128	4,578
Other	118,693	100,747	1,430,036

Total	¥199,268	¥183,324	$2,400,819